Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 639,142	$ 945,921	$ 922,100
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	74,284	156,205	159,575
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	55,504	128,844	53,517
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	48,633	113,757	21,569
China
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	229,037	248,301	286,605
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	1,736	26,375	73,264
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	127,642	141,383	219,214
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 102,306	$ 131,056	$ 108,356